PROVISION FOR LOAN LOSSES (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Provisions established	$ (819,494)	$ (674,341)	$ (199,608)
Released provisions	472,514	405,080	148,374
Commercial Loans [Member]
Disclosure of financial assets [line items]
Provisions established	(442,872)	(436,955)	(101,377)
Released provisions	336,042	273,824	84,946
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Provisions established	(63,699)	(38,837)	(12,827)
Released provisions	31,310	34,589	8,403
Consumer Loans [Member]
Disclosure of financial assets [line items]
Provisions established	(312,697)	(198,242)	(85,149)
Released provisions	104,953	96,381	54,787
Subtotal [Member]
Disclosure of financial assets [line items]
Provisions established	(819,268)	(674,034)	(199,353)
Released provisions	472,305	404,794	148,136
Bank [Member]
Disclosure of financial assets [line items]
Provisions established	(226)	(307)	(255)
Released provisions	209	286	238
Individually evaluated [Member]
Disclosure of financial assets [line items]
Provisions established	(338,927)	(388,044)	(80,679)
Released provisions	302,713	251,868	71,796
Individually evaluated [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Provisions established	(338,701)	(387,737)	(80,424)
Released provisions	302,504	251,582	71,558
Individually evaluated [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Provisions established
Released provisions
Individually evaluated [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Provisions established
Released provisions
Individually evaluated [Member] | Subtotal [Member]
Disclosure of financial assets [line items]
Provisions established	(338,701)	(387,737)	(80,424)
Released provisions	302,504	251,582	71,558
Individually evaluated [Member] | Bank [Member]
Disclosure of financial assets [line items]
Provisions established	(226)	(307)	(255)
Released provisions	209	286	238
Collectively evaluated [Member]
Disclosure of financial assets [line items]
Provisions established	(480,567)	(286,297)	(118,929)
Released provisions	169,801	153,212	76,578
Collectively evaluated [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Provisions established	(104,171)	(49,218)	(20,953)
Released provisions	33,538	22,242	13,388
Collectively evaluated [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Provisions established	(63,699)	(38,837)	(12,827)
Released provisions	31,310	34,589	8,403
Collectively evaluated [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Provisions established	(312,697)	(198,242)	(85,149)
Released provisions	104,953	96,381	54,787
Collectively evaluated [Member] | Subtotal [Member]
Disclosure of financial assets [line items]
Provisions established	(480,567)	(286,297)	(118,929)
Released provisions	169,801	153,212	76,578
Collectively evaluated [Member] | Bank [Member]
Disclosure of financial assets [line items]
Provisions established
Released provisions